Income Tax (Details) - Schedule of net deferred tax assets - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Net Deferred Tax Assets Abstract
Net operating loss carryforward	$ 994,000
Valuation allowance	(994,000)	$ (276,000)
Deferred tax (liability) asset